Explanatory notes to the Consolidated Statements of Cash Flows - Disclosure of reconciliation of liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows Explanatory Notes [Abstract]
Borrowings	€ 45,947	€ 37,227	€ 29,463
Derivative (assets)/liabilities and collateral	(288)	(409)	(109)
Total Liabilities from financing activities at January 1	45,659	36,818	€ 29,354
Changes in liabilities arising from financing activities [abstract]
Cash flows	9,489	6,219
Foreign exchange effects	(2,252)	12
Fair value changes	2	85
Changes in scope of consolidation	229	350
Transfer to (assets)/liabilities held for sale	(61)	(10)
Other changes	€ 1,434	€ 808